Variable Interest Entities	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Variable Interest Entities [Abstract]
Variable Interest Entities (VIEs)
Variable Interest Entities (VIEs)
Joseph M. Molina M.D., Professional Corporations
The Joseph M. Molina, M.D. Professional Corporations (JMMPC) were created to further advance our direct delivery business. JMMPC's primary shareholder is Dr. J. Mario Molina, our chief executive officer, president, and chairman of the board of directors. Dr. Molina is paid no salary and receives no dividends in connection with his work for, or ownership of, JMMPC. JMMPC provides primary care medical services through its employed physicians and other medical professionals. JMMPC also provides certain specialty referral services to our California health plan members through a contracted provider network. Substantially all of the individuals served by JMMPC are members of our health plans. JMMPC does not have agreements to provide professional medical services with any other entities.
Our wholly owned subsidiary, Molina Medical Management, Inc. (MMM), has entered into services agreements with JMMPC to provide clinic facilities, clinic administrative support staff, patient scheduling services and medical supplies to JMMPC. The services agreements were designed such that JMMPC will operate at break even, ensuring the availability of quality care and access for our health plan members. The services agreements provide that the administrative fees charged to JMMPC by MMM are reviewed annually to assure the achievement of this goal.
Separately, our California, Florida, New Mexico, Utah and Washington health plans have entered into primary care services agreements with JMMPC. These agreements direct our health plans to perform a monthly reconciliation, to either fund JMMPC's operating deficits, or receive JMMPC's operating surpluses, such that JMMPC will derive no profit or loss. Because the MMM services agreements described above mitigate the likelihood of significant operating deficits or surpluses, such monthly reconciliation amounts are generally insignificant. For the three months ended June 30, 2016 and 2015, our health plans paid $31 million and $27 million, respectively, to JMMPC for health care services provided by JMMPC to the health plans' members. For the six months ended June 30, 2016 and 2015, our health plans paid $61 million and $52 million, respectively, to JMMPC for health care services provided by JMMPC to the health plans' members.
We have determined that JMMPC is a VIE, and that we are its primary beneficiary. We have reached this conclusion under the power and benefits criterion model according to GAAP. Specifically, we have the power to direct the activities that most significantly affect JMMPC's economic performance, and the obligation to absorb losses or right to receive benefits that are potentially significant to the VIE, under the agreements described above. Because we are its primary beneficiary, we have consolidated JMMPC. JMMPC's assets may be used to settle only JMMPC's obligations, and JMMPC's creditors have no recourse to the general credit of Molina Healthcare, Inc. As of June 30, 2016, JMMPC had total assets of $13 million, and total liabilities of $13 million. As of December 31, 2015, JMMPC had total assets of $17 million, and total liabilities of $17 million.
Our maximum exposure to loss as a result of our involvement with JMMPC is generally limited to the amounts needed to fund JMMPC's ongoing payroll, employee benefits and medical care costs associated with JMMPC's specialty referral activities. We believe that such loss exposures will be immaterial to our consolidated operating results and cash flows for the foreseeable future.

Variable Interest Entities (VIEs)
Joseph M. Molina M.D., Professional Corporations
The Joseph M. Molina, M.D. Professional Corporations (JMMPC) were created in 2012 to further advance our direct delivery business. JMMPC's primary shareholder is Dr. J. Mario Molina, our chief executive officer, president, and chairman of the board of directors. Dr. Molina is paid no salary and receives no dividends in connection with his work for, or ownership of, JMMPC. JMMPC provides primary care medical services through its employed physicians and other medical professionals. Beginning in 2014, JMMPC also provided certain specialty referral services to our California health plan members through a contracted provider network. Substantially all of the individuals served by JMMPC are members of our health plans. JMMPC does not have agreements to provide professional medical services with any other entities.
Our wholly owned subsidiary, Molina Medical Management, Inc. (MMM), has entered into services agreements with JMMPC to provide clinic facilities, clinic administrative support staff, patient scheduling services and medical supplies to JMMPC. The services agreements were designed such that JMMPC will operate at break even, ensuring the availability of quality care and access for our health plan members. The services agreements provide that the administrative fees charged to JMMPC by MMM are reviewed annually to assure the achievement of this goal.
Separately, our California, Florida, New Mexico, Utah and Washington health plans have entered into primary care services agreements with JMMPC. These agreements direct our health plans to perform a monthly reconciliation, to either fund JMMPC's operating deficits, or receive JMMPC's operating surpluses, such that JMMPC will derive no profit or loss. Because the MMM services agreements described above mitigate the likelihood of significant operating deficits or surpluses, such monthly reconciliation amounts are generally insignificant.
We have determined that JMMPC is a VIE, and that we are its primary beneficiary. We have reached this conclusion under the power and benefits criterion model according to GAAP. Specifically, we have the power to direct the activities that most significantly affect JMMPC's economic performance, and the obligation to absorb losses or right to receive benefits that are potentially significant to the VIE, under the agreements described above. Because we are its primary beneficiary, we have consolidated JMMPC. JMMPC's assets may be used to settle only JMMPC's obligations, and JMMPC's creditors have no recourse to the general credit of Molina Healthcare, Inc. As of December 31, 2015, JMMPC had total assets of $17 million, and total liabilities of $17 million. As of December 31, 2014, JMMPC had total assets of $31 million, and total liabilities of $31 million.
Our maximum exposure to loss as a result of our involvement with JMMPC is generally limited to the amounts needed to fund JMMPC's ongoing payroll, employee benefits and medical care costs associated with JMMPC's specialty referral activities. We believe that such loss exposures will be immaterial to our consolidated operating results and cash flows for the foreseeable future.
New Markets Tax Credit
In 2011, our New Mexico data center subsidiary entered into a financing transaction with Wells Fargo Community Investment Holdings, LLC (Wells Fargo), its wholly owned subsidiary New Mexico Healthcare Data Center Investment Fund, LLC (Investment Fund), and certain of Wells Fargo's affiliated Community Development Entities (CDEs), in connection with our participation in the federal government's New Markets Tax Credit Program (NMTC). The NMTC was established by Congress to facilitate new or increased investments in businesses and real estate projects in low-income communities. The NMTC attracts investment capital to low-income communities by permitting investors to receive a tax credit against their federal income tax return in exchange for equity investments in specialized financial institutions, called CDEs, which provide financing to qualified active businesses operating in low-income communities. The credit amounts to 39% of the original investment amount and is claimed over a period of seven years (five percent for each of the first three years, and six percent for each of the remaining four years). The investment in the CDE cannot be redeemed before the end of the seven-year period.
In 2011, as a result of a series of simultaneous financing transactions, Wells Fargo contributed capital of $6 million to the Investment Fund, and Molina Healthcare, Inc. loaned the principal amount of $16 million to the Investment Fund. The Investment Fund then contributed the proceeds to certain CDEs, which, in turn, loaned the proceeds of $21 million to our New Mexico data center subsidiary. Wells Fargo will be entitled to claim the NMTC while we effectively received net loan proceeds equal to Wells Fargo's contribution to the Investment Fund, or approximately $6 million. Additionally, financing costs incurred in structuring the arrangement amounting to $1 million were deferred and will be recognized as expense over the term of the loans. This transaction also includes a put/call feature that becomes enforceable at the end of the seven-year compliance period. Wells Fargo may exercise its put option or we can exercise the call, both of which will serve to transfer the debt obligation to us. Incremental costs to maintain the structure during the compliance period will be recognized as incurred.
We have determined that the financing arrangement with Investment Fund and CDEs is a VIE, and that we are the primary beneficiary of the VIE. We reached this conclusion based on the following:

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The ongoing activities of the VIE—collecting and remitting interest and fees and NMTC compliance—were all considered in the initial design and are not expected to significantly affect economic performance throughout the life of the VIE;

•	Contractual arrangements obligate us to comply with NMTC rules and regulations and provide various other guarantees to Investment Fund and CDEs;

•	Wells Fargo lacks a material interest in the underling economics of the project; and

•	We are obligated to absorb losses of the VIE.
Because we are the primary beneficiary of the VIE, we have included it in our consolidated financial statements. Wells Fargo's contribution of $6 million is included in cash at December 31, 2015 and December 31, 2014 and the offsetting Wells Fargo's interest in the financing arrangement is included in other liabilities in the accompanying consolidated balance sheets.
As described above, this transaction also includes a put/call provision whereby we may be obligated or entitled to repurchase Wells Fargo's interest in the Investment Fund. The value attributed to the put/call is nominal. The NMTC is subject to 100% recapture for a period of seven years as provided in the Internal Revenue Code and applicable U.S. Treasury regulations. We are required to be in compliance with various regulations and contractual provisions that apply to the NMTC arrangement. Non-compliance with applicable requirements could result in Wells Fargo's projected tax benefits not being realized and, therefore, require us to indemnify Wells Fargo for any loss or recapture of NMTCs related to the financing until such time as the recapture provisions have expired under the applicable statute of limitations. We do not anticipate any credit recaptures will be required in connection with this arrangement.